FAIR VALUE MEASUREMENTS (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Schedule of Changes in the Fair Value of Warrant Liabilities [Abstract]
Warrant liability at December 31, 2020	$ 19,061
Change in fair value of warrant liability	4,851	$ (1,176)
Warrant liabilities at	$ 23,912	$ 22,736